Production Costs - Employee Compensation and Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Wages, salaries and bonuses	$ 352,736	$ 317,668
Share-based compensation	5,128	3,024
Total employee compensation and benefit expenses	357,864	320,692
Less: Expensed within Care and Maintenance expenses	(4,310)	(37,695)
Less: Expensed within General and Administrative expenses	(31,230)	(17,180)
Less: Expensed within Exploration expenses	(5,243)	(3,064)
Employee compensation and benefits expenses included in production costs	$ 317,081	$ 262,753